Stockholders' Equity (10K) (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 116	$ 65	$ 487	$ 242	$ 298	$ 819
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	35	16	148	64	77	262
Selling and Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	26	17	112	54	72	100
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	47	29	192	112	134	410
Director Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 8	$ 3	$ 35	$ 12	$ 15	$ 47